CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net revenues	$ 95,601	$ 50,692	$ 27,111
Cost of revenues	(24,944)	(11,164)	(6,322)
Gross profit	70,657	39,528	20,789
Operating expenses:
Sales and marketing expenses	(62,307)	(33,388)	(23,637)
Product development expenses	(5,476)	(3,571)	(3,088)
General and administrative expenses	(17,303)	(10,615)	(7,727)
Total operating expenses	(85,086)	(47,574)	(34,452)
Loss from operations	(14,429)	(8,046)	(13,663)
Interest income	358	229	165
Other (expenses)/income, net	(1,545)	771	(1,416)
Loss before income tax	(15,616)	(7,046)	(14,914)
Income tax expenses	(1,242)	(276)	(118)
Net loss	(16,858)	(7,322)	(15,032)
Less: net loss attributable to noncontrolling interests	(54)	(87)
Net loss, all attributable to the Company's ordinary shareholders	$ (16,804)	$ (7,235)	$ (15,032)
Weighted average number of ordinary shares used in computing basic per share	355,001,931	347,119,359	341,070,214
Weighted average number of ordinary shares used in computing diluted per share	355,001,931	347,119,359	341,070,214
Net loss per share attributable to ordinary shareholders-basic	$ (0.05)	$ (0.02)	$ (0.04)
Net loss per share attributable to ordinary shareholders-diluted	$ (0.05)	$ (0.02)	$ (0.04)
Comprehensive loss:
Net loss	$ (16,858)	$ (7,322)	$ (15,032)
Other comprehensive loss
Foreign currency translation adjustments	(1,260)	(373)	(627)
Total comprehensive loss	(18,118)	(7,695)	(15,659)
Less: comprehensive income/(loss) attributable to noncontrolling interests	(6)	(14)	2
Total comprehensive loss attributable to ordinary shareholders	$ (18,112)	$ (7,681)	$ (15,661)
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Operating expenses:
Net loss per share attributable to ordinary shareholders-basic	$ (2.84)	$ (1.25)	$ (2.64)
Net loss per share attributable to ordinary shareholders-diluted	$ (2.84)	$ (1.25)	$ (2.64)